United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/16

Date of Reporting Period: Six months ended 09/30/15

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
September 30, 2015
Share Class	Ticker
A	FUSGX
B	FUSBX
C	FUSCX

Federated Fund for U.S. Government Securities
Fund Established 1969

A Portfolio of Federated Income Securities Trust

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from April 1, 2015 through September 30, 2015. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At September 30, 2015, the Fund's portfolio composition1 was as follows:
Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	80.5%
Non-Agency Mortgage-Backed Securities	7.1%
Asset-Backed Securities	3.5%
U.S. Government Agency Commercial Mortgage-Backed Securities	2.8%
Non-Agency Commercial Mortgage-Backed Securities	2.7%
U.S. Government Agency Adjustable Rate Mortgage Securities	1.1%
U.S. Treasury Security	1.0%
Derivative Contracts[2,3]	(0.0)%
Repurchase Agreements-Collateral[4]	5.9%
Cash Equivalents[5]	0.7%
Other Assets and Liabilities—Net[6]	(5.3)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Represents less than 0.1%.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Includes repurchase agreements purchased with cash collateral received in dollar-roll transactions, as well as cash covering when-issued and delayed-delivery transactions.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
September 30, 2015 (unaudited)
Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—80.5%
		Federal Home Loan Mortgage Corporation—30.8%
$20,338,000		3.000%, 8/1/2043 - 10/1/2045	$20,603,910
38,786,538		3.500%, 4/1/2042 - 10/1/2045	40,479,466
17,125,805		4.000%, 8/1/2025 - 1/1/2042	18,295,700
17,956,241		4.500%, 2/1/2024 - 9/1/2041	19,515,503
9,855,245		5.000%, 7/1/2020 - 10/1/2039	10,841,650
11,045,269		5.500%, 3/1/2021 - 9/1/2037	12,307,182
68,652		6.000%, 10/1/2017 - 2/1/2032	78,942
711,976		6.500%, 10/1/2037 - 10/1/2038	824,195
327,825		7.000%, 12/1/2031	388,041
474,491		7.500%, 1/1/2021 - 8/1/2031	563,133
		TOTAL	123,897,722
		Federal National Mortgage Association—43.4%
16,651,501		2.500%, 5/1/2028 - 10/1/2030	17,082,342
39,453,026	[1]	3.500%, 12/1/2040 - 10/1/2045	41,391,882
48,516,889		4.000%, 12/1/2031 - 6/1/2044	52,053,387
19,661,509		4.500%, 12/1/2019 - 6/1/2044	21,358,484
13,726,915		5.000%, 1/1/2024 - 1/1/2040	15,171,085
2,760,161		5.500%, 9/1/2034 - 9/1/2037	3,098,035
17,895,593		6.000%, 10/1/2028 - 4/1/2038	20,965,339
2,375,085		6.500%, 6/1/2029 - 8/1/2037	2,751,853
514,784		7.000%, 8/1/2028 - 1/1/2032	603,380
1,855		7.500%, 1/1/2030	2,225
		TOTAL	174,478,012
		Government National Mortgage Association—6.3%
5,969,856		3.000%, 7/20/2045	6,105,577
12,057,213		3.500%, 12/15/2040	12,641,705
3,629,048		5.000%, 11/20/2038 - 9/20/2039	4,013,551
671,867		5.500%, 12/20/2038	756,375
542,193		6.000%, 9/20/2038	616,867
688,104		7.500%, 12/15/2023 - 7/15/2030	822,396
88,275		8.250%, 10/15/2030	109,265
44,001		8.375%, 8/15/2030	49,766
		TOTAL	25,115,502
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $306,512,907)	323,491,236
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Principal Amount			Value
		ADJUSTABLE RATE MORTGAGE—1.1%
		Federal National Mortgage Association ARM—1.1%
$4,150,357		3.038%, 1/1/2044 (IDENTIFIED COST $4,269,031)	$4,316,714
		ASSET-BACKED SECURITIES—3.5%
		Auto Receivables—3.5%
2,677,000		Capital Auto Receivables Asset Trust 2015-2, Class D, 3.160%, 11/20/2020	2,703,849
3,795,000		Santander Drive Auto Receivables Trust 2014-3, Class D, 2.650%, 8/17/2020	3,815,764
4,570,000		Santander Drive Auto Receivables Trust 2015-2, Class D, 3.020%, 4/15/2021	4,581,624
2,900,000		Santander Drive Auto Receivables Trust 2015-3, Class D, 3.490%, 5/17/2021	2,947,038
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $13,921,271)	14,048,275
		COLLATERALIZED MORTGAGE OBLIGATIONS—7.1%
		Non-Agency Mortgage-Backed Securities—7.1%
1,622,617		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	1,465,958
421,275		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	343,597
1,482,238	[2,3]	Credit Suisse Mortgage Trust 2012-CIM2, Class A1, 3.000%, 6/25/2042	1,485,209
4,766,077	[2,3]	Credit Suisse Mortgage Trust 2013-IVR3, Class A2, 3.000%, 5/25/2043	4,757,457
1,540,387	[2,3]	Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	1,583,777
3,369,083	[2,3]	Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	3,454,610
706,741		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	692,536
1,258,343		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	1,165,219
174,618	[2,4]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	145,823
79,927		Sequoia Mortgage Trust 2010-H1, Class A1, 2.182%, 2/25/2040	80,641
157,177		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	156,980
1,196,889		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	1,217,950
3,334,424		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	3,144,480
2,198,042	[2,3]	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	2,301,139
4,499,320	[2,3]	Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	4,614,495
144,150	[2,4]	Structured Asset Securities Corp. 1998-RF4, Class AIO, 6.300%, 8/15/2028	7,006
2,142,105		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	1,819,824
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $29,466,182)	28,436,701
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Principal Amount			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—5.5%
		Agency Commercial Mortgage-Backed Securities—2.8%
$3,000,000	[2,3]	FREMF Mortgage Trust 2013-K24, 3.623%, 11/25/2045	$2,988,977
4,615,000	[2,3]	FREMF Mortgage Trust 2014-K715, 4.118%, 2/25/2046	4,826,876
3,140,000	[2,3]	FREMF Mortgage Trust 2014-K717, 3.754%, 11/25/2047	3,215,986
		TOTAL	11,031,839
		Non-Agency Commercial Mortgage-Backed Securities—2.7%
1,784,134	[2,3]	GS Mortgage Securities Corp. 2010-C2, Class A1, 3.849%, 12/10/2043	1,799,762
1,141,318	[2,3]	JP Morgan Chase Commercial Mortgage Securities 2010-C2, Class A1, 2.749%, 11/15/2043	1,153,580
2,000,000		Morgan Stanley Capital I 2012-C4, Class A2, 2.111%, 3/15/2045	2,019,325
6,001,770	[2,3]	WF-RBS Commercial Mortgage Trust 2011-C3, Class A2, 3.240%, 3/15/2044	6,054,670
		TOTAL	11,027,337
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $21,940,411)	22,059,176
		U.S. TREASURY—1.0%
4,100,958		U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/2025 (IDENTIFIED COST $4,013,063)	4,000,997
		REPURCHASE AGREEMENTS—6.6%
23,611,000	[5]	Interest in $615,000,000 joint repurchase agreement 0.12%, dated 9/30/2015 under which Bank of America, N.A. will repurchase securities provided as collateral for $615,002,050 on 10/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2045 and the market value of those underlying securities was $627,302,091.	23,611,000
3,112,000	[6]	Interest in $250,000,000 joint repurchase agreement 0.13%, dated 9/14/2015 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $250,027,083 on 10/14/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2065 and the market value of those underlying securities was $257,247,582.	3,112,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	26,723,000
		TOTAL INVESTMENTS—105.3% (IDENTIFIED COST $406,845,865)[7]	423,076,099
		OTHER ASSETS AND LIABILITIES - NET—(5.3)%[8]	(21,377,758)
		TOTAL NET ASSETS—100%	$401,698,341
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At September 30, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized (Depreciation)
[9]United States Treasury Notes 5-Year Short Futures	35	$4,218,047	December 2015	$(2,269)
Unrealized Depreciation on Futures Contracts is included in “Other Assets and
Liabilities—Net.”
1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2015, these restricted securities amounted to $38,389,367, which represented 9.6% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2015, these liquid restricted securities amounted to $38,236,538, which represented 9.5% of total net assets.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
5	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
6	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
7	The cost of investments for federal tax purposes amounts to $406,946,678.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
9	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
5

The following is a summary of the inputs used, as of September 30, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$323,491,236	$—	$323,491,236
Adjustable Rate Mortgage	—	4,316,714	—	4,316,714
Asset-Backed Securities	—	14,048,275	—	14,048,275
Collateralized Mortgage Obligations	—	28,283,872	152,829	28,436,701
Commercial Mortgage-Backed Securities	—	22,059,176	—	22,059,176
U.S. Treasury	—	4,000,997	—	4,000,997
Repurchase Agreements	—	26,723,000	—	26,723,000
TOTAL SECURITIES	$—	$422,923,270	$152,829	$423,076,099
OTHER FINANCIAL INSTRUMENTS*	$(2,269)	$—	$—	$(2,269)
*	Other financial instruments include futures contracts.
The following acronym is used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2015	Year Ended March 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$7.63	$7.49	$7.74	$7.82	$7.71	$7.77
Income From Investment Operations:
Net investment income	0.09[1]	0.19[1]	0.17[1]	0.19[1]	0.24[1]	0.27[1]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.08)	0.15	(0.21)	(0.05)	0.14	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.01	0.34	(0.04)	0.14	0.38	0.25
Less Distributions:
Distributions from net investment income	(0.09)	(0.20)	(0.21)	(0.22)	(0.27)	(0.31)
Net Asset Value, End of Period	$7.55	$7.63	$7.49	$7.74	$7.82	$7.71
Total Return[2]	0.16%	4.64%	(0.49)%	1.80%	5.05%	3.19%
Ratios to Average Net Assets:
Net expenses	0.93%[3]	0.94%	0.90%	0.91%	0.92%	0.94%
Net investment income	2.37%[3]	2.54%	2.21%	2.45%	3.03%	3.50%
Expense waiver/reimbursement[4]	—	—	—	0.00%[5]	0.00%[5]	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$361,903	$367,904	$390,752	$489,819	$530,857	$559,964
Portfolio turnover	24%	65%	252%	168%	156%	138%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	17%	26%	69%	46%	44%	36%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2015	Year Ended March 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$7.63	$7.49	$7.75	$7.82	$7.71	$7.76
Income From Investment Operations:
Net investment income	0.06[1]	0.14[1]	0.11[1]	0.13[1]	0.18[1]	0.22[1]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.07)	0.15	(0.22)	(0.04)	0.15	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	(0.01)	0.29	(0.11)	0.09	0.33	0.20
Less Distributions:
Distributions from net investment income	(0.06)	(0.15)	(0.15)	(0.16)	(0.22)	(0.25)
Net Asset Value, End of Period	$7.56	$7.63	$7.49	$7.75	$7.82	$7.71
Total Return[2]	(0.09)%	3.85%	(1.38)%	1.17%	4.26%	2.55%
Ratios to Average Net Assets:
Net expenses	1.68%[3]	1.69%	1.65%	1.66%	1.67%	1.69%
Net investment income	1.62%[3]	1.79%	1.45%	1.70%	2.31%	2.75%
Expense waiver/reimbursement[4]	—	—	—	0.00%[5]	0.00%[5]	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,433	$10,005	$13,870	$20,404	$25,847	$43,444
Portfolio turnover	24%	65%	252%	168%	156%	138%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	17%	26%	69%	46%	44%	36%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
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Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2015	Year Ended March 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$7.63	$7.48	$7.74	$7.81	$7.70	$7.76
Income From Investment Operations:
Net investment income	0.06[1]	0.14[1]	0.11[1]	0.13[1]	0.18[1]	0.21[1]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.08)	0.16	(0.22)	(0.04)	0.15	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	(0.02)	0.30	(0.11)	0.09	0.33	0.19
Less Distributions:
Distributions from net investment income	(0.06)	(0.15)	(0.15)	(0.16)	(0.22)	(0.25)
Net Asset Value, End of Period	$7.55	$7.63	$7.48	$7.74	$7.81	$7.70
Total Return[2]	(0.22)%	4.00%	(1.38)%	1.17%	4.27%	2.43%
Ratios to Average Net Assets:
Net expenses	1.68%[3]	1.69%	1.65%	1.66%	1.67%	1.69%
Net investment income	1.62%[3]	1.79%	1.45%	1.70%	2.28%	2.75%
Expense waiver/reimbursement[4]	—	—	—	0.00%[5]	0.00%[5]	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$31,363	$32,987	$36,992	$60,557	$73,624	$71,492
Portfolio turnover	24%	65%	252%	168%	156%	138%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	17%	26%	69%	46%	44%	36%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Assets and Liabilities
September 30, 2015 (unaudited)
Assets:
Total investment in securities, at value (identified cost $406,845,865)		$423,076,099
Restricted cash (Note 2)		31,500
Income receivable		1,179,401
Receivable for shares sold		89,974
TOTAL ASSETS		424,376,974
Liabilities:
Payable for investments purchased	$21,660,907
Payable for shares redeemed	578,217
Bank overdraft	3,652
Payable for daily variation margin	33,767
Income distribution payable	125,883
Payable for Directors'/Trustees' fees (Note 5)	151
Payable for distribution services fee (Note 5)	24,683
Payable for other service fees (Notes 2 and 5)	133,408
Accrued expenses (Note 5)	117,965
TOTAL LIABILITIES		22,678,633
Net assets for 53,176,709 shares outstanding		$401,698,341
Net Assets Consist of:
Paid-in capital		$403,943,640
Net unrealized appreciation of investments and futures contracts		16,227,965
Accumulated net realized loss on investments and futures contracts		(18,419,525)
Distributions in excess of net investment income		(53,739)
TOTAL NET ASSETS		$401,698,341
Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($361,903,247 ÷ 47,907,429 shares outstanding), no par value, unlimited shares authorized	$7.55
Offering price per share (100/95.50 of $7.55)	$7.91
Redemption proceeds per share	$7.55
Class B Shares:
Net asset value per share ($8,432,594 ÷ 1,115,938 shares outstanding), no par value, unlimited shares authorized	$7.56
Offering price per share	$7.56
Redemption proceeds per share (94.50/100 of $7.56)	$7.14
Class C Shares:
Net asset value per share ($31,362,500 ÷ 4,153,342 shares outstanding), no par value, unlimited shares authorized	$7.55
Offering price per share	$7.55
Redemption proceeds per share (99.00/100 of $7.55)	$7.48
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Operations
Six Months Ended September 30, 2015 (unaudited)
Investment Income:
Interest		$6,624,502
Expenses:
Investment adviser fee (Note 5)	$812,592
Administrative fee (Note 5)	157,212
Custodian fees	14,071
Transfer agent fee	235,702
Directors'/Trustees' fees (Note 5)	1,724
Auditing fees	13,225
Legal fees	4,327
Portfolio accounting fees	77,744
Distribution services fee (Note 5)	154,209
Other service fees (Notes 2 and 5)	500,198
Share registration costs	20,715
Printing and postage	18,613
Miscellaneous (Note 5)	4,391
TOTAL EXPENSES	2,014,723
Net investment income		4,609,779
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments		(198,003)
Net realized loss on futures contracts		(24,330)
Net change in unrealized appreciation of investments		(3,814,634)
Net change in unrealized depreciation of futures contracts		43,775
Net realized and unrealized loss on investments and futures contracts		(3,993,192)
Change in net assets resulting from operations		$616,587
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 9/30/2015	Year Ended 3/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,609,779	$10,449,762
Net realized gain (loss) on investments and futures contracts	(222,333)	137,586
Net change in unrealized appreciation/depreciation of investments and futures contracts	(3,770,859)	8,592,411
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	616,587	19,179,759
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(4,363,852)	(10,151,047)
Class B Shares	(76,118)	(228,352)
Class C Shares	(264,942)	(668,483)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,704,912)	(11,047,882)
Share Transactions:
Proceeds from sale of shares	31,085,294	29,770,082
Net asset value of shares issued to shareholders in payment of distributions declared	3,871,151	9,047,856
Cost of shares redeemed	(40,065,699)	(77,667,278)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(5,109,254)	(38,849,340)
Change in net assets	(9,197,579)	(30,717,463)
Net Assets:
Beginning of period	410,895,920	441,613,383
End of period (including undistributed (distributions in excess of) net investment income of $(53,739) and $41,394, respectively)	$401,698,341	$410,895,920
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
September 30, 2015 (unaudited)
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Fund for U.S. Government Securities (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Class B Shares were closed to new accounts/investors on June 1, 2015 and to new purchases/exchanges by existing shareholders on August 1, 2015. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of
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additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreement which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares and Class C Shares may bear distribution services fees and other service fees unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for other service fees. This reimbursement can be modified or terminated at any time at its sole discretion. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended September 30, 2015, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$448,886
Class B Shares	11,583
Class C Shares	39,729
TOTAL	$500,198
Premium and Discount Amortization/ Paydown Gains and Losses
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2015, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the
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specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at September 30, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	1/29/2002	$146,100	$145,823
Structured Asset Securities Corp. 1998-RF4, Class AIO, 6.300%, 8/15/2028	12/15/1999	$459,684	$7,006
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
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Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $990,871 and $3,734,163, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin	$2,269*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2015
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$24,330

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$43,775
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 9/30/2015		Year Ended 3/31/2015
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,826,935	$28,934,277	3,340,923	$25,311,265
Shares issued to shareholders in payment of distributions declared	471,738	3,565,184	1,087,139	8,243,604
Shares redeemed	(4,606,582)	(34,832,644)	(8,398,219)	(63,630,930)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(307,909)	$(2,333,183)	(3,970,157)	$(30,076,061)

	Six Months Ended 9/30/2015		Year Ended 3/31/2015
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	12,071	$91,862	119,952	$909,629
Shares issued to shareholders in payment of distributions declared	9,612	72,696	28,751	217,984
Shares redeemed	(216,570)	(1,637,923)	(689,779)	(5,228,970)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(194,887)	$(1,473,365)	(541,076)	$(4,101,357)

	Six Months Ended 9/30/2015		Year Ended 3/31/2015
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	272,651	$2,059,155	468,623	$3,549,188
Shares issued to shareholders in payment of distributions declared	30,874	233,271	77,367	586,268
Shares redeemed	(475,123)	(3,595,132)	(1,163,644)	(8,807,378)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(171,598)	$(1,302,706)	(617,654)	$(4,671,922)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(674,394)	$(5,109,254)	(5,128,887)	$(38,849,340)
4. FEDERAL TAX INFORMATION
At September 30, 2015, the cost of investments for federal tax purposes was $406,946,678. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $16,129,421. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $17,424,839 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,295,418.
At March 31, 2015, the Fund had a capital loss carryforward of $18,347,340 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning
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on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$7,313,813	$1,460,082	$8,773,895
2017	$726,216	NA	$726,216
2018	$8,847,229	NA	$8,847,229
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Fund's investment advisory contract provides for payment to the Adviser if an annual investment advisory fee based on the Fund's average daily net asset as shown in the chart below plus 4.50% of the fund's gross income. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.
Average Daily Net Assets	Percentage of Average Daily Net Assets
First $500 million	0.250%
Second $500 million	0.225%
Over $1 billion	0.200%
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
For the six months ended September 30, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30,
2015, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$34,750
Class C Shares	119,459
TOTAL	$154,209
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended September 30, 2015, FSC retained $27,017 of fees paid by the Fund.
Other Service Fees
For the six months ended September 30, 2015, FSSC received $188,539 of the other service fees disclosed in Note 2.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended September 30, 2015, FSC retained $2,217 in sales charges from the sale of Class A Shares. FSC also retained $37,376 of CDSC relating to redemptions of Class A Shares, $14,515 of CDSC relating to redemptions of Class B Shares and $321 relating to redemptions of Class C Shares.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended September 30, 2015, were as follows:
Purchases	$14,967,372
Sales	$3,608,440
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2015, there were no outstanding loans. During the six months ended September 30, 2015, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2015, there were no outstanding loans. During the six months ended September 30, 2015, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2015 to September 30, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2015	Ending Account Value 9/30/2015	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,001.60	$4.65
Class B Shares	$1,000	$999.10	$8.40
Class C Shares	$1,000	$997.80	$8.39
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.35	$4.70
Class B Shares	$1,000	$1,016.60	$8.47
Class C Shares	$1,000	$1,016.60	$8.47
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.93%
Class B Shares	1.68%
Class C Shares	1.68%
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Evaluation and Approval of Advisory Contract–May 2015
Federated Fund for U.S. Government Securities (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and that it was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
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The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Evaluation, the Fund's performance for the one-year and three-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single
Semi-Annual Shareholder Report
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change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having
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invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Fund for U.S. Government Securities
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C704
CUSIP 31420C803
CUSIP 31420C886
8110105 (11/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
September 30, 2015
Share Class	Ticker
A	RRFAX
C	RRFCX
Institutional	RRFIX

Federated Real Return Bond Fund
Fund Established 2006

A Portfolio of Federated Income Securities Trust

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from April 1, 2015 through September 30, 2015. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At September 30, 2015, the Fund's portfolio composition1 was as follows:
Percentage of Total Net Assets[2]
U.S. Treasury Inflation-Protected Securities	90.2%
Corporate Debt Securities	7.4%
Other Security Types[3,4]	0.0%
Derivative Contracts[5]	0.5%
Cash Equivalents[6]	1.2%
Other Assets and Liabilities—Net[7]	0.7%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	Other Security Types consist of common stocks.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
7	Assets, other than investments in securities and derivatives, less liabilities. See Statement of Assets and Liabilities. Also includes a pro rata share of net assets owned by affiliated investment companies.
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Portfolio of Investments
September 30, 2015 (unaudited)
Principal Amount or Shares		Value
	U.S. TREASURIES—90.2%
	U.S. Treasury Bonds—25.9%
$2,076,060	U.S. Treasury Inflation-Protected Bond, 0.625%, 2/15/2043	$1,754,758
739,319	U.S. Treasury Inflation-Protected Bond, 0.750%, 2/15/2042	649,366
2,560,000	U.S. Treasury Inflation-Protected Bond, 1.375%, 2/15/2044	2,605,925
1,708,770	U.S. Treasury Inflation-Protected Bond, 1.750%, 1/15/2028	1,892,329
833,677	U.S. Treasury Inflation-Protected Bond, 2.500%, 1/15/2029	1,001,569
	TOTAL	7,903,947
	U.S. Treasury Notes—64.3%
2,067,860	U.S. Treasury Inflation-Protected Note, 0.125%, 1/15/2023	1,996,737
3,257,263	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2017	3,244,730
1,032,420	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2018	1,031,533
3,055,500	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2019	3,046,429
604,560	U.S. Treasury Inflation-Protected Note, 0.250%, 1/15/2025	580,330
1,538,265	U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/2023	1,514,124
3,068,430	U.S. Treasury Inflation-Protected Note, 0.625%, 1/15/2024	3,058,242
4,980,240	U.S. Treasury Inflation-Protected Note, 1.375%, 7/15/2018	5,179,450
	TOTAL	19,651,575
	TOTAL U.S. TREASURIES (IDENTIFIED COST $28,137,779)	27,555,522
	INVESTMENT COMPANIES—8.7%[1]
318,600	Federated Prime Value Obligations Fund, Institutional Shares, 0.15%[2]	318,600
386,806	High Yield Bond Portfolio	2,328,571
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $2,790,317)	2,647,171
	TOTAL INVESTMENTS—98.9% (IDENTIFIED COST $30,928,096)[3]	30,202,693
	OTHER ASSETS AND LIABILITIES - NET—1.1%[4]	342,692
	TOTAL NET ASSETS—100%	$30,545,385
At September 30, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[5]United States Ultra Bond Short Futures	45	7,218,281	December 2015	146,390
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At September 30, 2015, the Fund had the following open swap contracts:
Credit Default Swap Counterparty	Citigroup, Inc.
Reference Entity	Series 20 Investment Grade CDX Index
Buy/Sell	Sell
Pay/Receive Fixed Rate	1.00%
Expiration Date	6/20/2018
Implied Credit Spread at 9/30/2015[6]	0.97%
Notional Amount	$12,000,000
Market Value	$146,624
Upfront Premiums Paid	$136,185
Unrealized Appreciation	$10,439
Unrealized Appreciation on Futures and Swap Contracts is included in “Other Assets and Liabilities—Net.”
1	Affiliated holdings.
2	7-day net yield.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
5	Non-income-producing security.
6	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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The following is a summary of the inputs used, as of September 30, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$27,555,522	$—	$27,555,522
Investment Companies[1]	318,600	2,328,571	—	2,647,171
TOTAL SECURITIES	$318,600	$29,884,093	$—	$30,202,693
OTHER FINANCIAL INSTRUMENTS[2]	$146,390	$146,624	$—	$293,014
1	High Yield Bond Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors. Investment in this fund is deemed Level 2 due to the fact that the net asset value (the NAV) is not publicly available.
2	Other financial instruments include futures contracts and swap contracts.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2015	Year Ended March 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.32	$10.65	$11.25	$11.17	$10.94	$10.80
Income From Investment Operations:
Net investment income	0.18[1]	0.02[1]	0.14[1]	0.18[1]	0.34[1]	0.25[1]
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.41)	(0.13)	(0.57)	0.17	0.26	0.20
TOTAL FROM INVESTMENT OPERATIONS	(0.23)	(0.11)	(0.43)	0.35	0.60	0.45
Less Distributions:
Distributions from net investment income	(0.07)	(0.22)	(0.17)	(0.27)	(0.37)	(0.31)
Net Asset Value, End of Period	$10.02	$10.32	$10.65	$11.25	$11.17	$10.94
Total Return[2]	(2.25)%	(1.05)%	(3.79)%	3.12%	5.60%	4.21%
Ratios to Average Net Assets:
Net expenses	0.74%[3]	0.74%	0.70%	0.70%	0.70%	0.70%
Net investment income	3.52%[3]	0.18%	1.29%	1.57%	3.09%	2.31%
Expense waiver/reimbursement[4]	1.02%[3]	0.86%	0.63%	0.46%	0.64%	0.98%
Supplemental Data:
Net assets, end of period (000 omitted)	$13,158	$15,673	$20,217	$35,140	$33,588	$30,011
Portfolio turnover	18%	36%	5%	10%	22%	2%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2015	Year Ended March 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.24	$10.59	$11.20	$11.17	$10.94	$10.80
Income From Investment Operations:
Net investment income (loss)	0.14[1]	(0.07)[1]	0.06[1]	0.09[1]	0.25[1]	0.16[1]
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.41)	(0.12)	(0.56)	0.16	0.27	0.20
TOTAL FROM INVESTMENT OPERATIONS	(0.27)	(0.19)	(0.50)	0.25	0.52	0.36
Less Distributions:
Distributions from net investment income	(0.05)	(0.16)	(0.11)	(0.22)	(0.29)	(0.22)
Net Asset Value, End of Period	$9.92	$10.24	$10.59	$11.20	$11.17	$10.94
Total Return[2]	(2.66)%	(1.82)%	(4.47)%	2.28%	4.85%	3.41%
Ratios to Average Net Assets:
Net expenses	1.49%[3]	1.49%	1.45%	1.45%	1.45%	1.45%
Net investment income (loss)	2.80%[3]	(0.69)%	0.54%	0.82%	2.29%	1.47%
Expense waiver/reimbursement[4]	1.02%[3]	0.86%	0.63%	0.46%	0.64%	1.00%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,824	$7,167	$9,232	$14,848	$14,981	$14,932
Portfolio turnover	18%	36%	5%	10%	22%	2%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2015	Year Ended March 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.35	$10.68	$11.27	$11.18	$10.94	$10.80
Income From Investment Operations:
Net investment income	0.19[1]	0.03[1]	0.17[1]	0.21[1]	0.37[1]	0.32[1]
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.42)	(0.12)	(0.57)	0.16	0.27	0.15
TOTAL FROM INVESTMENT OPERATIONS	(0.23)	(0.09)	(0.40)	0.37	0.64	0.47
Less Distributions:
Distributions from net investment income	(0.07)	(0.24)	(0.19)	(0.28)	(0.40)	(0.33)
Net Asset Value, End of Period	$10.05	$10.35	$10.68	$11.27	$11.18	$10.94
Total Return[2]	(2.18)%	(0.85)%	(3.50)%	3.34%	5.95%	4.46%
Ratios to Average Net Assets:
Net expenses	0.49%[3]	0.49%	0.45%	0.45%	0.45%	0.45%
Net investment income	3.76%[3]	0.29%	1.56%	1.84%	3.33%	2.95%
Expense waiver/reimbursement[4]	1.02%[3]	0.86%	0.63%	0.46%	0.64%	0.94%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,564	$12,863	$14,902	$27,082	$23,409	$20,162
Portfolio turnover	18%	36%	5%	10%	22%	2%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
September 30, 2015 (unaudited)
Assets:
Total investment in securities, at value including $2,647,171 of investment in affiliated holdings (Note 5) (identified cost $30,928,096)		$30,202,693
Restricted cash (Note 2)		184,500
Cash collateral on deposit at broker		16,924
Income receivable		42,566
Swaps, at value (premium paid $136,185)		146,624
Receivable for shares sold		17,180
Receivable for daily variation margin		30,937
Receivable for periodic payments from swap contracts		3,333
TOTAL ASSETS		30,644,757
Liabilities:
Payable for shares redeemed	$52,665
Payable to adviser (Note 5)	1,858
Payable for variation margin on centrally cleared swap contracts	3,205
Payable for auditing fees	15,600
Payable for portfolio accounting fees	11,159
Payable for distribution services fee (Note 5)	3,640
Payable for other service fees (Notes 2 and 5)	7,061
Accrued expenses (Note 5)	4,184
TOTAL LIABILITIES		99,372
Net assets for 3,050,856 shares outstanding		$30,545,385
Net Assets Consist of:
Paid-in capital		$33,185,013
Net unrealized depreciation of investments, futures contracts and swap contracts		(568,574)
Accumulated net realized loss on investments, futures contracts and swap contracts		(1,964,875)
Distributions in excess of net investment income		(106,179)
TOTAL NET ASSETS		$30,545,385
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Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($13,157,516 ÷ 1,313,426 shares outstanding), no par value, unlimited shares authorized	$10.02
Offering price per share (100/95.50 of $10.02)	$10.49
Redemption proceeds per share	$10.02
Class C Shares:
Net asset value per share ($5,823,537 ÷ 586,888 shares outstanding), no par value, unlimited shares authorized	$9.92
Offering price per share	$9.92
Redemption proceeds per share (99.00/100 of $9.92)	$9.82
Institutional Shares:
Net asset value per share ($11,564,332 ÷ 1,150,542 shares outstanding), no par value, unlimited shares authorized	$10.05
Offering price per share	$10.05
Redemption proceeds per share	$10.05
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended September 30, 2015 (unaudited)
Investment Income:
Interest			$631,403
Dividends received from affiliated holdings (Note 5)			86,188
TOTAL INCOME			717,591
Expenses:
Investment adviser fee (Note 5)		$67,282
Administrative fee (Note 5)		75,667
Custodian fees		4,594
Transfer agent fee		18,127
Directors'/Trustees' fees (Note 5)		490
Auditing fees		15,600
Legal fees		4,019
Portfolio accounting fees		33,592
Distribution services fee (Note 5)		24,758
Other service fees (Notes 2 and 5)		26,518
Share registration costs		21,679
Printing and postage		10,431
Miscellaneous (Note 5)		3,573
TOTAL EXPENSES		306,330
Waiver and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(67,282)
Reimbursement of other operating expenses	(104,526)
TOTAL WAIVER AND REIMBURSEMENTS		(171,808)
Net expenses			134,522
Net investment income			583,069
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Contracts:
Net realized gain on investments			63,948
Net realized loss on futures contracts			(44,039)
Net realized gain on swap contracts			60,727
Realized gain distribution from affiliated investment company shares (Note 5)			4,183
Net change in unrealized appreciation of investments			(1,814,781)
Net change in unrealized depreciation of futures contracts			492,366
Net change in unrealized appreciation of swap contracts			(83,700)
Net realized and unrealized loss on investments, futures contracts and swap contracts			(1,321,296)
Change in net assets resulting from operations			$(738,227)
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 9/30/2015	Year Ended 3/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$583,069	$17,956
Net realized gain (loss) on investments, futures contracts and swap contracts	84,819	(462,840)
Net change in unrealized appreciation/depreciation of investments, futures contracts and swap contracts	(1,406,115)	(3,301)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(738,227)	(448,185)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(88,875)	(384,331)
Class C Shares	(27,524)	(127,288)
Institutional Shares	(85,062)	(334,989)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(201,461)	(846,608)
Share Transactions:
Proceeds from sale of shares	1,084,754	8,058,052
Net asset value of shares issued to shareholders in payment of distributions declared	170,883	715,962
Cost of shares redeemed	(5,472,982)	(16,127,162)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(4,217,345)	(7,353,148)
Change in net assets	(5,157,033)	(8,647,941)
Net Assets:
Beginning of period	35,702,418	44,350,359
End of period (including distributions in excess of net investment income of $(106,179) and $(487,787), respectively)	$30,545,385	$35,702,418
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
September 30, 2015 (unaudited)
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. Federated Investment Management Company (“Adviser”) is registered as a “commodity pool operator” with respect to operation of Federated Real Return Bond Fund (the “Fund”). The Trust consists of eight portfolios, including the Fund. The financial statements included herein are only those of the Fund. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income and real total returns.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, the Adviser and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
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■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net
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investment income are declared and paid quarterly. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares and Institutional Shares may bear distribution services fees and other service fees unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class C Shares and Institutional Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended September 30, 2015, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$18,265
Class C Shares	8,253
TOTAL	$26,518
For the six months ended September 30, 2015, the Fund's Institutional Shares did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2015, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Futures Contracts
The Fund purchases and sells financial futures contracts to manage yield curve exposure, duration and cash flows. Additionally, the Fund purchases and sells futures contracts to enhance yield and reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted cash. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $8,576,522. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund enters into interest rate, total return, credit default, and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum exposure to loss of the notional value of credit default swaps outstanding at September 30, 2015 is $12,000,000. The Fund's maximum risk of loss from
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counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities and periodic payments are reported as Net realized gain (loss) on swap contracts in the Statement of Operations.
Swap contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional amount of swap contracts held by the Fund throughout the period was $12,000,000. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts		$—	Payable for daily variation margin	$(146,390)*
Credit contracts	Swaps, at value	146,624		—
Credit contracts	Receivable for periodic payments from swap contracts	3,333		—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$149,957		$(146,390)
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
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The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2015
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Total
Interest rate contracts	$—	$(44,039)	$(44,039)
Credit contracts	60,727	—	60,727
TOTAL	$60,727	$(44,039)	$16,688

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Total
Interest rate contracts	$—	$492,366	$492,366
Credit contracts	(83,700)	—	(83,700)
TOTAL	$(83,700)	$492,366	$408,666
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 9/30/2015		Year Ended 3/31/2015
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	59,592	$614,832	316,972	$3,397,752
Shares issued to shareholders in payment of distributions declared	8,318	83,093	33,969	360,028
Shares redeemed	(272,822)	(2,811,202)	(730,075)	(7,762,665)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(204,912)	$(2,113,277)	(379,134)	$(4,004,885)
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	Six Months Ended 9/30/2015		Year Ended 3/31/2015
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	6,662	$67,874	52,772	$555,783
Shares issued to shareholders in payment of distributions declared	2,393	23,685	10,852	114,349
Shares redeemed	(121,886)	(1,242,069)	(235,642)	(2,468,809)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(112,831)	$(1,150,510)	(172,018)	$(1,798,677)

	Six Months Ended 9/30/2015		Year Ended 3/31/2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	38,786	$402,048	388,083	$4,104,517
Shares issued to shareholders in payment of distributions declared	6,391	64,105	22,817	241,585
Shares redeemed	(137,378)	(1,419,711)	(563,824)	(5,895,688)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(92,201)	$(953,558)	(152,924)	$(1,549,586)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(409,944)	$(4,217,345)	(704,076)	$(7,353,148)
4. FEDERAL TAX INFORMATION
At September 30, 2015, the cost of investments for federal tax purposes was $30,928,096. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) futures contracts; and (b) swap contracts was $725,403. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $42 and net unrealized depreciation from investments for those securities having an excess of cost over value of $725,445.
At March 31, 2015, the Fund had a capital loss carryforward of $2,395,670 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
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The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$930,412	$1,270,978	$2,201,390
2019	$194,280	NA	$194,280
Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of March 31, 2015, for federal income tax purposes, a late year ordinary loss of $305,535 was deferred to April 1, 2015.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended September 30, 2015, the Adviser voluntarily waived $67,005 of its fee and voluntarily reimbursed $104,526 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2015, the annualized fee paid to FAS was 0.450% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2015, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$24,758
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended September 30, 2015, FSC retained $581 of fees paid by the Fund. For the six months ended September 30, 2015, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended September 30, 2015, FSC retained $527 in sales charges from the sale of Class A Shares.
Other Service Fees
For the six months ended September 30, 2015, FSSC received $127 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.74%, 1.49% and 0.49% (the “Fee Limit”), respectively, up to but not including the later of (the
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“Termination Date”): (a) June 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended September 30, 2015, the Adviser reimbursed $277. Transactions involving the affiliated holdings during the six months ended September 30, 2015, were as follows:
	Federated Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 3/31/2015	1,801,699	500,203	2,301,902
Purchases/Additions	6,012,042	14,298	6,026,340
Sales/Reductions	(7,495,141)	(127,695)	(7,622,836)
Balance of Shares Held 9/30/2015	318,600	386,806	705,406
Value	$318,600	$2,328,571	$2,647,171
Dividend Income	$272	$85,916	$86,188
Realized Gain Distribution	$—	$4,183	$4,183
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended September 30, 2015, were as follows:
Purchases	$94,567
Sales	$819,620
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7. risk of investing in underlying funds
Each of the underlying funds in which the Fund invests has its own investment risks, and these risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund.
8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2015, there were no outstanding loans. During the six months ended September 30, 2015, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2015, there were no outstanding loans. During the six months ended September 30, 2015, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2015 to September 30, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2015	Ending Account Value 9/30/2015	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$977.50	$3.66
Class C Shares	$1,000	$973.40	$7.35
Institutional Shares	$1,000	$978.20	$2.42
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.30	$3.74
Class C Shares	$1,000	$1,017.55	$7.52
Institutional Shares	$1,000	$1,022.55	$2.48
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.74%
Class C Shares	1.49%
Institutional Shares	0.49%
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Evaluation and Approval of Advisory Contract–May 2015
Federated Real Return Bond Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that investment advisory fee was waived in its entirety and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Evaluation, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
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Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Real Return Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C779
CUSIP 31420C761
CUSIP 31420C753
37635 (11/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
September 30, 2015
Share Class	Ticker
A	FRSAX
C	FRICX
Institutional	FFRSX

Federated Floating Rate Strategic Income Fund
Fund Established 2010

A Portfolio of Federated Income Securities Trust

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from April 1, 2015 through September 30, 2015. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At September 30, 2015, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Floating Rate Loans	67.4%
Corporate Debt Securities	12.6%
Collateralized Mortgage Obligations	7.4%
Trade Finance Agreements	5.6%
Commercial Mortgage-Backed Security	0.8%
Asset-Backed Securities	0.7%
U.S. Government Agency Adjustable Rate Mortgage Securities	0.3%
Governments/Agencies	0.2%
Derivative Contracts[3,4]	0.0%
Other Security Type[5]	1.9%
Cash Equivalents[6]	3.1%
Other Assets and Liabilities—Net[4,7]	0.0%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Represents less than 0.1%.
5	Other Security Type consists of an exchange-traded fund.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
September 30, 2015 (unaudited)
Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES—0.3%
		Federal Home Loan Mortgage Corporation ARM—0.2%
$333,364		FHLMC ARM 1H2662, 2.605%, 5/01/2036	$356,575
244,299		FHLMC ARM 781523, 2.479%, 5/01/2034	260,468
354,922		FHLMC ARM 848194, 2.443%, 8/01/2035	378,031
245,172		FHLMC ARM 848746, 2.562%, 7/01/2034	261,170
		TOTAL	1,256,244
		Federal National Mortgage Association ARM—0.1%
119,630		FNMA ARM 745059, 2.157%, 9/01/2035	125,837
92,976		FNMA ARM 810320, 2.535%, 4/01/2034	99,449
239,609		FNMA ARM 881959, 2.210%, 2/01/2036	255,743
		TOTAL	481,029
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $1,717,225)	1,737,273
		CORPORATE BONDS—12.4%
		Aerospace/Defense—0.3%
2,000,000		TransDigm, Inc., 7.50%, 7/15/2021	2,095,000
		Automotive—1.3%
2,000,000		Ford Motor Credit Co., Floating Rate Note—Sr. Note, 0.902%, 12/6/2017	1,976,860
2,000,000		General Motors Financial Company, Inc., Sr. Unsecd. Note, 1.643%, 4/10/2018	1,999,248
750,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.026%, 9/26/2016	750,240
1,000,000	[1,2]	Schaeffler AG, Series 144A, 6.875%, 8/15/2018	1,033,750
2,000,000	[1,2]	ZF North America Capital, Inc., Series 144A, 4.00%, 4/29/2020	1,908,750
		TOTAL	7,668,848
		Consumer Cyclical Services—0.5%
1,000,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	922,500
2,000,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	1,845,000
		TOTAL	2,767,500
		Financial Institutions—2.1%
2,000,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.25%, 7/1/2020	2,002,500
1,000,000		Bank of America Corp., Floating Rate Note—Sr. Note, 1.329%, 1/15/2019	1,008,479
950,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.196%, 4/1/2019	951,460
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institutions—continued
$2,000,000		Citigroup, Inc., Sr. Unsecd. Note, 0.985%, 4/27/2018	$1,994,146
1,000,000		Goldman Sachs Group, Inc., Floating Rate Note—Sr. Note, Series MTN, 1.421%, 11/15/2018	1,006,765
1,000,000	[1,2]	Hockey Merger Sub 2, Inc., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	957,500
2,550,000	[1,2]	Hub Holdings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	2,473,500
300,000		MUFG Union Bank, N.A., Floating Rate Note—Sr. Note, 1.076%, 9/26/2016	300,458
2,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 1.175%, 7/22/2020	2,008,820
		TOTAL	12,703,628
		Food & Beverage—0.5%
1,000,000		Mondelez International, Inc., Floating Rate Note—Sr. Note, 0.820%, 2/1/2019	975,876
2,000,000		U.S. Foodservice, Inc., Sr. Unsecd. Note, 8.50%, 6/30/2019	2,075,000
		TOTAL	3,050,876
		Health Care—1.3%
1,000,000		Amsurg Corp., Sr. Unsecd. Note, 5.625%, 11/30/2020	1,020,000
2,975,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	3,067,969
1,800,000	[1,2]	Tenet Healthcare Corp., Series 144A, 3.837%, 6/15/2020	1,791,000
1,000,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 5.50%, 3/1/2019	993,750
1,000,000		Wolverine Healthcare, Sr. Note, 10.625%, 6/1/2020	1,050,000
		TOTAL	7,922,719
		Independent Energy—0.3%
1,000,000		BP Capital Markets PLC, Floating Rate Note—Sr. Note, 0.956%, 9/26/2018	993,554
1,200,000		Chesapeake Energy Corp., 3.539%, 4/15/2019	855,000
		TOTAL	1,848,554
		Leisure—0.1%
825,000	[1,2]	NCL Corp. Ltd., Series 144A, 5.25%, 11/15/2019	845,113
		Media Entertainment—0.3%
2,000,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 5.875%, 10/1/2020	2,040,000
		Metals & Mining—0.4%
3,000,000		ArcelorMittal SA, 5.125%, 6/1/2020	2,722,800
		Midstream—0.1%
450,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2019	443,250
		Packaging—0.6%
2,000,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 3.337%, 12/15/2019	1,930,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Packaging—continued
$2,000,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.25%, 1/31/2019	$2,000,000
		TOTAL	3,930,000
		Pharmaceuticals—1.4%
1,000,000		Actavis Funding SCS, Sr. Unsecd. Note, 1.416%, 3/12/2018	996,895
3,725,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Series 144A, 4.875%, 4/15/2020	3,571,344
4,000,000	[1,2]	Vrx Escrow Corp, Series 144A, 5.375%, 3/15/2020	3,897,500
		TOTAL	8,465,739
		Retailers—0.5%
2,500,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	2,525,000
335,000		Wolverine World Wide, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2020	349,656
		TOTAL	2,874,656
		Technology—1.8%
3,300,000	[1,2]	CommScope, Inc., Series 144A, 4.375%, 6/15/2020	3,283,500
4,400,000	[1,2]	Igloo Holdings Corp., Sr. Note, Series 144A, 8.25%, 12/15/2017	4,416,500
1,775,000	[1,2]	Infor US, Inc., Series 144A, 5.75%, 8/15/2020	1,769,453
1,375,000	[1,2]	Iron Mountain, Inc., Sr. Unsecd. Note, 6.00%, 10/1/2020	1,391,775
		TOTAL	10,861,228
		Wireless Communications—0.9%
3,000,000		AT&T, Inc., Sr. Unsecd. Note, 1.257%, 6/30/2020	2,978,622
2,000,000		Verizon Communications, Inc., Floating Rate Note—Sr. Note, 1.104%, 6/17/2019	1,988,428
410,000		Verizon Communications, Inc., Floating Rate Note—Sr. Note, 2.086%, 9/14/2018	421,856
		TOTAL	5,388,906
		TOTAL CORPORATE BONDS (IDENTIFIED COST $77,469,875)	75,628,817
		ASSET-BACKED SECURITIES—0.7%
		Auto Receivables—0.1%
300,000	[1,2]	Chesapeake Funding LLC 2013-1A, Class D, 1.999%, 1/7/2025	300,600
125,000	[1,2]	Hyundai Floorplan Master Owner Trust 2013-1A, Class B, 0.857%, 5/15/2018	124,941
300,000		Smart Trust 2013-2US, Class A4B, 0.756%, 2/14/2019	298,595
		TOTAL	724,136
		Credit Card—0.3%
1,500,000		American Express Credit Account Master 2013-1, Class B, 0.907%, 2/16/2021	1,506,739
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Student Loans—0.3%
$1,900,000	[1,2]	SLM Student Loan Trust 2013-C, Class A2B, 1.607%, 10/15/2031	$1,919,231
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $4,125,000)	4,150,106
		COLLATERALIZED MORTGAGE OBLIGATIONS—7.4%
		Commercial Mortgage—0.1%
600,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 1.257%, 7/15/2046	602,154
		Federal Home Loan Mortgage Corporation—3.2%
2,552,183		REMIC 2976 KJ, 0.557%, 5/15/2035	2,564,148
588,861		REMIC 3122 FE, 0.507%, 3/15/2036	591,592
1,469,481		REMIC 3241 FM, 0.587%, 11/15/2036	1,475,193
5,244,865		REMIC 3293 FA, 0.527%, 3/15/2037	5,248,156
2,739,215		REMIC 3922 CF, 0.607%, 4/15/2041	2,746,046
7,166,965		REMIC 4097 KF, 0.507%, 9/15/2031	7,177,696
		TOTAL	19,802,831
		Federal National Mortgage Association—4.1%
938,011		REMIC 2006-111 FA, 0.574%, 11/25/2036	942,735
4,473,355		REMIC 2006-85 PF, 0.574%, 9/25/2036	4,510,073
1,541,061		REMIC 2006-99 AF, 0.614%, 10/25/2036	1,551,387
5,021,453		REMIC 2007-85 FL, 0.734%, 9/25/2037	5,065,981
352,359		REMIC 2010-134 BF, 0.624%, 10/25/2040	354,183
632,624		REMIC 2010-135 FP, 0.594%, 12/25/2040	634,400
6,184,066		REMIC 2011-86 KF, 0.744%, 9/25/2041	6,238,433
1,563,233		REMIC 2012-135 FA, 0.494%, 11/25/2039	1,565,074
4,320,106		REMIC 2012-79 F, 0.644%, 7/25/2042	4,333,010
		TOTAL	25,195,276
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $45,595,517)	45,600,261
		COMMERCIAL MORTGAGE-BACKED SECURITY—0.8%
		Agency Commercial Mortgage-Backed Securities—0.8%
5,000,000		Federal National Mortgage Association, Series 2015-M12, Class FA, 0.54%, 4/25/2020 (IDENTIFIED COST $4,998,200)	4,994,714
		FLOATING RATE LOANS—8.8%
		Consumer Cyclical - Retailers—8.8%
2,990,000		Activision Blizzard, Inc., Term Loan—1st Lien, 3.25%, 10/11/2020	2,995,816
2,493,750		Altice Financing SA, Term Loan—1st Lien, 5.25%, 2/4/2022	2,489,074
6,148,882		Aramark Corp., Term Loan—1st Lien, 3.25%, 2/24/2021	6,137,999
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	FLOATING RATE LOANS—continued
	Consumer Cyclical - Retailers—continued
$1,715,714	Aramark Corp., Term Loan—1st Lien, 3.25%, 9/7/2019	$1,714,453
2,010,599	Avago Technologies Ltd., Term Loan—1st Lien, 3.75%, 5/6/2021	2,011,745
1,812,222	Berry Plastics Group, Inc., Term Loan—1st Lien, 3.75%, 1/6/2021	1,802,509
1,000,000	CCO Safari III LLC, Term Loan—1st Lien, 3.50%, 1/21/2023	996,045
6,373,411	Charter Communications Operating LLC, Term Loan—1st Lien, 3.00%, 1/3/2021	6,280,199
985,000	Chrysler Group LLC, Term Loan—1st Lien, 3.25%, 12/31/2018	978,228
565,714	Custom Sensors & Technologies, Inc., Term Loan—1st Lien, 4.50%, 9/30/2021	565,185
1,401,107	Darling Ingredients, Inc., Term Loan—1st Lien, 3.25%, 1/7/2021	1,402,424
2,000,000	Delos Finance Sarl, Term Loan—1st Lien, 1.00%, 3/6/2021	1,998,040
1,330,014	Garda World Security Corp., Term Loan—1st Lien, 4.00%, 11/8/2020	1,308,820
340,236	Garda World Security Corp., Term Loan—1st Lien, 4.00%, 11/8/2020	334,814
282,143	Hillman Group, Inc., Term Loan—1st Lien, 4.50%, 6/30/2021	281,614
3,452,927	Hilton Worldwide Finance LLC, Term Loan—1st Lien, 3.50%, 10/25/2020	3,449,681
1,769,231	INA Beteiligungsgesellschaft mbH, Term Loan—1st Lien, 4.25%, 5/15/2020	1,773,787
1,250,000	Jarden Corp., Term Loan—1st Lien, 2.95%, 7/30/2022	1,251,169
932,879	Las Vegas Sands Corp., Term Loan—1st Lien, 3.25%, 12/19/2020	925,593
709,971	Nielsen Finance LLC/Nielsen Finance Co., Term Loan—1st Lien, 3.199%, 4/15/2021	712,630
2,985,000	Onex Corp., Term Loan—1st Lien, 1.00%, 3/13/2022	2,984,687
1,246,875	Owens-Brockway Glass Container, Inc., Term Loan—1st Lien, 3.50%, 9/1/2022	1,252,916
245,625	Oxea SARL, Term Loan—1st Lien, 4.25%, 1/15/2020	239,280
1,055,759	PVH Corp., Term Loan—1st Lien, 3.25%, 2/13/2020	1,061,698
488,750	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Term Loan—1st Lien, 3.50%, 5/14/2020	480,197
1,506,227	Seminole Tribe of Florida, Term Loan—1st Lien, 2.28%, 10/11/2017	1,506,227
2,970,075	Sensata Technologies B.V., Term Loan—1st Lien, 1.00%, 10/14/2021	2,971,233
3,703,267	Virgin Media Investment Holdings, Term Loan—1st Lien, 3.50%, 6/30/2023	3,654,680
415,789	Water PIK, Inc., Term Loan—2nd Lien, 9.75%, 1/9/2021	407,474
	TOTAL FLOATING RATE LOANS (IDENTIFIED COST $53,982,114)	53,968,217
	INVESTMENT COMPANIES—69.5%[3]
37,455,825	Federated Bank Loan Core Fund	373,434,575
9,582,658	Federated Prime Value Obligations Fund, Institutional Shares, 0.15%[4]	9,582,658
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—continued[3]
4,500,552	Federated Project and Trade Finance Core Fund	$42,035,153
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $435,444,154)	425,052,386
	TOTAL INVESTMENTS—99.9% (IDENTIFIED COST $623,332,085)[5]	611,131,774
	OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	411,665
	TOTAL NET ASSETS—100%	$611,543,439
At September 30, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[7]United States Treasury Notes 5-Year Short Futures	160	$19,282,500	December 2015	$(19,263)
[7]United States Treasury Notes 10-Year Short Futures	100	$12,873,438	December 2015	$(4,898)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(24,161)
Unrealized Depreciation on Futures Contracts is included in “Other Assets and
Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2015, these restricted securities amounted to $42,742,601, which represented 7.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2015, these liquid restricted securities amounted to $42,742,601, which represented 7.0% of total net assets.
3	Affiliated holdings.
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $623,509,661.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
7	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2015.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$1,737,273	$—	$1,737,273
Corporate Bonds	—	75,628,817	—	75,628,817
Asset-Backed Securities	—	4,150,106	—	4,150,106
Collateralized Mortgage Obligations	—	45,600,261	—	45,600,261
Commercial Mortgage-Backed Security		4,994,714		4,994,714
Floating Rate Loans	—	53,968,217	—	53,968,217
Investment Companies[1]	9,582,658	415,469,728	—	425,052,386
TOTAL SECURITIES	$9,582,658	$601,549,116	$—	$611,131,774
OTHER FINANCIAL INSTRUMENTS[2]	$(24,161)	$—	$—	$(24,161)
1	Federated Bank Loan Core Fund and Federated Project and Trade Finance Core Fund are affiliated holdings offered only to registered investment companies and other accredited investors. Investments in these funds are deemed Level 2 due to the fact that the net asset value (the NAV) is not publicly available and, with respect to Federated Project and Trade Finance Core Fund, due to the fact that the price of shares redeemed may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2015	Year Ended March 31,				Period Ended 3/31/2011[2]
		2015	2014	2013[1]	2012
Net Asset Value, Beginning of Period	$9.94	$10.06	$10.08	$9.96	$10.04	$10.07
Income From Investment Operations:
Net investment income	0.16	0.31[3]	0.33	0.37	0.37[3]	0.03
Net realized and unrealized gain (loss) on investments and futures contracts	(0.14)	(0.11)	(0.01)	0.12	(0.04)	(0.03)
TOTAL FROM INVESTMENT OPERATIONS	0.02	0.20	0.32	0.49	0.33	0.00[4]
Less Distributions:
Distributions from net investment income	(0.16)	(0.32)	(0.34)	(0.37)	(0.41)	(0.03)
Distributions from net realized gain on investments and futures contracts	—	(0.00)[4]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.16)	(0.32)	(0.34)	(0.37)	(0.41)	(0.03)
Net Asset Value, End of Period	$9.80	$9.94	$10.06	$10.08	$9.96	$10.04
Total Return[5]	0.22%	2.06%	3.21%	5.02%	3.44%	0.02%
Ratios to Average Net Assets:
Net expenses	1.04%[6]	1.04%	1.00%	1.00%	1.00%	1.10%[6]
Net investment income	3.28%[6]	3.13%	3.21%	3.54%	3.77%	3.74%[6]
Expense waiver/reimbursement[7]	0.11%[6]	0.11%	0.19%	0.47%	0.96%	1.66%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$315,137	$308,242	$326,289	$71,544	$22,244	$6,231
Portfolio turnover	10%	26%	8%	17%	39%	8%[8]
1	Beginning with the year ended March 31, 2013, the Fund was audited by Ernst & Young LLP. The previous year and period ended March 31, 2011 were audited by another independent registered public accounting firm.
2	Reflects operations for the period from February 23, 2011 (date of initial investment) to March 31, 2011.
3	Per share numbers have been calculated using the average shares method.
4	Represents less than $0.01.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period ended December 3, 2010 to March 31, 2011.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2015	Year Ended 3/31/2015	Period Ended 3/31/2014[1]
Net Asset Value, Beginning of Period	$9.95	$10.07	$10.05
Income From Investment Operations:
Net investment income	0.13	0.25[2]	0.16
Net realized and unrealized gain (loss) on investments and futures contracts	(0.14)	(0.11)	0.02
TOTAL FROM INVESTMENT OPERATIONS	(0.01)	0.14	0.18
Less Distributions:
Distributions from net investment income	(0.13)	(0.26)	(0.16)
Distributions from net realized gain on investments and futures contracts	—	(0.00)[3]	—
TOTAL DISTRIBUTIONS	(0.13)	(0.26)	(0.16)
Net Asset Value, End of Period	$9.81	$9.95	$10.07
Total Return[4]	(0.10)%	1.41%	1.81%
Ratios to Average Net Assets:
Net expenses	1.68%[5]	1.69%	1.65%[5]
Net investment income	2.63%[5]	2.51%	2.49%[5]
Expense waiver/reimbursement[6]	0.11%[5]	0.11%	0.24%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$29,421	$24,105	$15,826
Portfolio turnover	10%	26%	8%[7]
1	Reflects operations for the period from September 6, 2013 (date of initial investment) to March 31, 2014.
2	Per share number has been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended March 31, 2014.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2015	Year Ended March 31,				Period Ended 3/31/2011[2]
		2015	2014	2013[1]	2012
Net Asset Value, Beginning of Period	$9.94	$10.06	$10.08	$9.96	$10.04	$10.00
Income From Investment Operations:
Net investment income	0.18	0.35[3]	0.36	0.40	0.41[3]	0.11
Net realized and unrealized gain (loss) on investments and futures contracts	(0.14)	(0.11)	(0.01)	0.13	(0.04)	0.04
TOTAL FROM INVESTMENT OPERATIONS	0.04	0.24	0.35	0.53	0.37	0.15
Less Distributions:
Distributions from net investment income	(0.18)	(0.36)	(0.37)	(0.41)	(0.45)	(0.11)
Distributions from net realized gain on investments and futures contracts	—	(0.00)[4]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.18)	(0.36)	(0.37)	(0.41)	(0.45)	(0.11)
Net Asset Value, End of Period	$9.80	$9.94	$10.06	$10.08	$9.96	$10.04
Total Return[5]	0.40%	2.42%	3.57%	5.38%	3.80%	1.47%
Ratios to Average Net Assets:
Net expenses	0.69%[6]	0.69%	0.65%	0.65%	0.65%	0.75%[6]
Net investment income	3.62%[6]	3.48%	3.57%	3.91%	4.15%	3.38%[6]
Expense waiver/reimbursement[7]	0.11%[6]	0.11%	0.19%	0.49%	0.97%	4.70%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$266,986	$249,630	$273,826	$40,211	$23,622	$13,236
Portfolio turnover	10%	26%	8%	17%	39%	8%
1	Beginning with the year ended March 31, 2013, the Fund was audited by Ernst & Young LLP. The previous year and period ended March 31, 2011, were audited by another independent registered public accounting firm.
2	Reflects operations for the period from December 3, 2010 (date of initial investment) to March 31, 2011.
3	Per share numbers have been calculated using the average shares method.
4	Represents less than $0.01.
5	Based on net asset value. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
September 30, 2015 (unaudited)
Assets:
Total investment in securities, at value including $425,052,386 of investment in affiliated holdings (Note 5) (identified cost $623,332,085)		$611,131,774
Cash		202,859
Restricted cash (Note 2)		279,000
Income receivable		1,328,858
Income receivable from affiliated holdings (Note 5)		1,616,820
Receivable for investments sold		254,230
Receivable for shares sold		1,398,650
Receivable for daily variation margin		12,832
TOTAL ASSETS		616,225,023
Liabilities:
Payable for investments purchased	$2,000,000
Payable for shares redeemed	2,234,553
Income distribution payable	215,861
Payable for distribution services fee (Note 5)	43,393
Payable for other service fees (Notes 2 and 5)	77,011
Accrued expenses (Note 5)	110,766
TOTAL LIABILITIES		4,681,584
Net assets for 62,421,601 shares outstanding		$611,543,439
Net Assets Consist of:
Paid-in capital		$629,198,886
Net unrealized depreciation of investments and futures contracts		(12,224,472)
Accumulated net realized loss on investments and futures contracts		(5,309,073)
Distributions in excess of net investment income		(121,902)
TOTAL NET ASSETS		$611,543,439
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($315,136,812 ÷ 32,167,495 shares outstanding), no par value, unlimited shares authorized	$9.80
Offering price per share (100/98.00 of $9.80)	$10.00
Redemption proceeds per share	$9.80
Class C Shares:
Net asset value per share ($29,421,095 ÷ 2,999,896 shares outstanding), no par value, unlimited shares authorized	$9.81
Offering price per share	$9.81
Redemption proceeds per share (99.00/100 of $9.81)	$9.71
Institutional Shares:
Net asset value per share ($266,985,532 ÷ 27,254,210 shares outstanding), no par value, unlimited shares authorized	$9.80
Offering price per share	$9.80
Redemption proceeds per share	$9.80
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended September 30, 2015 (unaudited)
Investment Income:
Dividends received from affiliated holdings (Note 5)		$9,724,701
Interest		2,878,642
TOTAL INCOME		12,603,343
Expenses:
Investment adviser fee (Note 5)	$1,770,326
Administrative fee (Note 5)	230,980
Custodian fees	13,079
Transfer agent fee	159,293
Directors'/Trustees' fees (Note 5)	2,902
Auditing fees	12,825
Legal fees	4,019
Portfolio accounting fees	85,744
Distribution services fee (Note 5)	252,888
Other service fees (Notes 2 and 5)	419,335
Share registration costs	40,455
Printing and postage	17,495
Miscellaneous (Note 5)	5,172
TOTAL EXPENSES	3,014,513
Waiver/reimbursement of investment adviser fee (Note 5)	(311,731)
Net expenses		2,702,782
Net investment income		9,900,561
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments (including realized loss of $933,255 on sales of investments in affiliated holdings (Note 5))		(814,395)
Net realized loss on futures contracts		(743,847)
Net change in unrealized depreciation of investments		(7,466,234)
Net change in unrealized depreciation of futures contracts		435,613
Net realized and unrealized loss on investments and futures contracts		(8,588,863)
Change in net assets resulting from operations		$1,311,698
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 9/30/2015	Year Ended 3/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,900,561	$20,808,288
Net realized loss on investments and futures contracts	(1,558,242)	(2,497,639)
Net change in unrealized appreciation/depreciation of investments and futures contracts	(7,030,621)	(5,825,097)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,311,698	12,485,552
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(5,080,210)	(10,862,185)
Class C Shares	(342,953)	(581,682)
Institutional Shares	(4,608,075)	(9,911,892)
Distributions from net realized gain on investments and futures contracts
Class A Shares	—	(84,440)
Class C Shares	—	(6,065)
Institutional Shares	—	(66,037)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,031,238)	(21,512,301)
Share Transactions:
Proceeds from sale of shares	128,704,750	411,413,364
Net asset value of shares issued to shareholders in payment of distributions declared	8,802,310	19,065,306
Cost of shares redeemed	(99,221,611)	(455,415,821)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	38,285,449	(24,937,151)
Change in net assets	29,565,909	(33,963,900)
Net Assets:
Beginning of period	581,977,530	615,941,430
End of period (including undistributed (distributions in excess of) net investment income of $(121,902) and $8,775, respectively)	$611,543,439	$581,977,530
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
September 30, 2015 (unaudited)
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Floating Rate Strategic Income Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return consistent with current income and low interest rate volatility.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities and floating rate loans acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
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■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded
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at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares and Class C Shares may bear distribution services fees and other service fees unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended September 30, 2015, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$387,564
Class C Shares	31,771
TOTAL	$419,335
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2015, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Futures Contracts
The Fund purchases and sells financial futures contracts to increase income and to manage duration risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $31,956,786. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$(24,161)*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
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The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2015
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(743,847)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$435,613
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 9/30/2015		Year Ended 3/31/2015
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	6,099,081	$60,539,687	23,492,872	$234,842,145
Shares issued to shareholders in payment of distributions declared	509,521	5,049,543	1,077,917	10,738,705
Shares redeemed	(5,457,246)	(54,165,357)	(25,974,989)	(258,952,938)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,151,356	$11,423,873	(1,404,200)	$(13,372,088)

	Six Months Ended 9/30/2015		Year Ended 3/31/2015
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	951,813	$9,443,388	1,595,304	$15,956,381
Shares issued to shareholders in payment of distributions declared	32,368	321,011	53,124	529,355
Shares redeemed	(407,212)	(4,040,322)	(796,456)	(7,923,961)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	576,969	$5,724,077	851,972	$8,561,775
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	Six Months Ended 9/30/2015		Year Ended 3/31/2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,923,119	$58,721,675	16,083,089	$160,614,838
Shares issued to shareholders in payment of distributions declared	346,284	3,431,756	782,374	7,797,246
Shares redeemed	(4,134,414)	(41,015,932)	(18,954,840)	(188,538,922)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,134,989	$21,137,499	(2,089,377)	$(20,126,838)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	3,863,314	$38,285,449	(2,641,605)	$(24,937,151)
4. FEDERAL TAX INFORMATION
At September 30, 2015, the cost of investments for federal tax purposes was $623,509,661. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $12,377,887. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $367,822 and net unrealized depreciation from investments for those securities having an excess of cost over value of $12,745,709.
At March 31, 2015, the Fund had a capital loss carryforward of $3,234,400 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$889,587	$2,344,813	$3,234,400
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2015, the Adviser voluntarily waived $306,906 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.10%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2015, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class A Shares	$155,025
Class C Shares	97,863
TOTAL	$252,888
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended September 30, 2015, FSC retained $38,164 of fees paid by the Fund.
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Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended September 30, 2015, FSC retained $113 in sales charges from the sale of Class A Shares. For the six months ended September 30, 2015, FSC retained $591 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended September 30, 2015, FSSC received $905 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective June 1, 2015, total annual fund operating expenses (as shown in the financial highlights, excluding acquired fund fees and expenses, expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.03%, 1.68% and 0.68% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended September 30, 2015, the Adviser reimbursed $4,825. Transactions involving affiliated holdings during the six months ended September 30, 2015, were as follows:
	Federated Bank Loan Core Fund	Federated Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	Total of Affiliated Transactions
Balance of Shares Held 3/31/2015	36,360,697	—	6,636,178	42,996,875
Purchases/Additions	1,686,262	102,123,496	—	103,809,758
Sales/Reductions	(591,134)	(92,540,838)	(2,135,626)	(95,267,598)
Balance of Shares Held 9/30/2015	37,455,825	9,582,658	4,500,552	51,539,035
Value	$373,434,575	$9,582,658	$42,035,153	$425,052,386
Dividend Income	$8,744,522	$5,281	$974,898	$9,724,701
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in a portfolio of Federated Core Trust (“Core Trust”), which is managed by Federated Investment Management Company, the Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of Federated Bank Loan Core Fund (BLCORE), a portfolio of Core Trust, is to provide current income. It pursues its objective by investing primarily in a portfolio of U.S. dollar-denominated floating-rate term loans, loan-related derivatives and loan index products. Federated Investors, Inc. receives no advisory or administrative fees from the funds within the Core Trust. Income distributions from BLCORE are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from BLCORE are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of BLCORE in which the Fund invested 61.1% of its net assets at September 30, 2015. A copy of BLCORE's financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended September 30, 2015, were as follows:
Purchases	$96,680,873
Sales	$58,496,403
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7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2015, there were no outstanding loans. During the six months ended September 30, 2015, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2015, there were no outstanding loans. During the six months ended September 30, 2015, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2015 to September 30, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2015	Ending Account Value 9/30/2015	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,002.20	$5.21
Class C Shares	$1,000	$999.00	$8.40
Institutional Shares	$1,000	$1,004.00	$3.46
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.80	$5.25
Class C Shares	$1,000	$1,016.60	$8.47
Institutional Shares	$1,000	$1,021.55	$3.49
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.04%
Class C Shares	1.68%
Institutional Shares	0.69%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2015
Federated Floating Rate Strategic Income Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
Semi-Annual Shareholder Report

charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expesnse structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for both the one-year and three-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation
Semi-Annual Shareholder Report

reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the
Semi-Annual Shareholder Report

Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Floating Rate Strategic Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C647
CUSIP 31420C597
CUSIP 31420C670
Q450752 (11/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date November 23, 2015

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 23, 2015